Debt - Summary of Debt (Details) $ in Thousands, $ in Thousands		Sep. 30, 2024 MXN ($)		Dec. 31, 2023 MXN ($)		Dec. 31, 2023 USD ($)	[7]	Dec. 31, 2022 MXN ($)
Short-term debt:
Short-term financing of transportation and store equipment		$ 115,197		$ 112,142
Short term document payable				112,142				$ 70,373
Supplier finance arrangement		559,229	[1],[2]	449,850	[1],[2],[3],[4]			338,336	[3],[4]
Credit Lines	[2],[5]	240,951		182,145
Santander credit line	[6]			182,145				82,527
Total of short-term debt		915,377		744,137				491,236
Long-term debt:
Long-term financing of transportation and store equipment		88,273		127,602
Long term document payable				127,602				95,453
Promissory Notes				449,716		$ 100,397,329		445,281
Total of long-term debt		88,273		577,318				540,734
Total debt:		$ 1,003,650		$ 1,321,455				$ 1,031,970

[1]	According to an Agreement signed with Santander, the Company’s liability related to the accounts payable factored by its suppliers was allowed to be for an aggregate amount of up to Ps.500,000. As of September 30, 2024 and December 31, 2023, the Company had Ps. 181,229 and Ps. 284,080, respectively, available under this Agreement.
[2]	According to the HSBC Agreement, the Company´s liability to HSBC related to the supplier finance arrangement and the credit line for a combined aggregate amount of Ps. 450,000. As of December 31, 2023, the Company did not have an outstanding balance under the credit line; however, as of September 30, 2024, the Company had an outstanding balance under the credit line of Ps. 110,000. Consequently, as of September 30, 2024 and December 31, 2023, the Company had a total available amount of Ps. 99,542 and Ps. 216,070, respectively.
[3]	According to the Agreement with Santander, the Company’s liability to Santander related to the accounts payable factored by its suppliers is allowed to be for an aggregate amount of up to Ps.350,000. On December 4, 2023, the Company agreed with Santander to increase the aggregate amount to Ps.500,000. As of December 31, 2023 and 2022, the Company had Ps.284,080 and Ps.11,664, respectively, available under the Agreement with Santander.
[4]	According to the HSBC Agreement, the Company's liability to HSBC related to the supplier finance arrangement and the credit line is for a combined aggregate amount of Ps.450,000. As of December 31, 2023, the Company did not have an outstanding balance under the credit line; however, the Company had an outstanding balance related to the supplier finance arrangement and, consequently, the Company had a total available amount of Ps.216,070.
[5]	The Company’s liability to Santander related to the credit line had an aggregate amount of up to Ps. 100,000. On December 4, 2023, the Company increased the aggregate amount of the credit line up to Ps. 300,000. As of September 30, 2024 and December 31, 2023, the Company had an available credit line amount of Ps. 169,049 and Ps. 117,855, respectively. In addition, on December 4, 2023, the Company entered into an additional credit line agreement (leased contracts) with Santander for an amount of up to Ps. 200,000.
[6]	As of December 31, 2022, the Company’s liability to Santander related to the credit line in an aggregate amount of up to Ps.100,000. On December 4, 2023, the Company increased the aggregate amount of the credit line up to Ps.300,000. As of December 31, 2023 and 2022, the Company had an available credit line amount pending to be withdrawn of Ps.117,855 and Ps.17,473, respectively. In addition, on December 4, 2023, the Company entered into an additional credit line agreement with Santander for an amount of up to Ps.200,000. As of December 31, 2023, the Company had not used this credit line.
[7]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.